CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)		Dec. 31, 2024 USD ($)		Dec. 31, 2023 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 11,442,965		$ 1,567,680		¥ 19,634,716
Restricted cash	8,858,449		1,213,603		6,222,745
Short-term investments	41,317,700		5,660,502		34,257,958
Financing receivables, net of allowance for credit losses of RMB122,482 and RMB147,330 as of December 31, 2023 and 2024, respectively	2,835,527		388,466		1,347,759
Accounts receivable and contract assets, net of allowance for credit losses of RMB1,681,127 and RMB1,636,163 as of December 31, 2023 and 2024, respectively	5,497,989		753,221		3,176,169
Amounts due from and prepayments to related parties	¥ 379,218		$ 51,953		¥ 419,270
Other Receivable, after Allowance for Credit Loss, Current, Related Party [Extensible Enumeration]	Related Party		Related Party		Related Party
Loan receivables from related parties	¥ 18,797		$ 2,575		¥ 28,030
Prepayments, receivables and other assets	6,252,700		856,615		4,666,976
Total current assets	76,603,345		10,494,615		69,753,623
Noncurrent assets:
Property, plant and equipment, net	2,400,211		328,828		1,965,098
Right-of-use assets	23,366,879		3,201,249		17,617,915
Long-term investments, net	23,790,106		3,259,231		23,570,988
Intangible assets, net	857,635		117,496		1,067,459
Goodwill	4,777,420		654,504		4,856,807
Long-term loan receivables from related parties	131,410		18,003		27,000
Other non-current assets	1,222,277		167,451		1,473,041
Total non-current assets	56,545,938		7,746,762		50,578,308
TOTAL ASSETS	133,149,283		18,241,377		120,331,931
Current liabilities
Accounts payable (including amounts of the consolidated VIEs without recourse to the primary beneficiaries of RMB68,000 and RMB66,266 as of December 31, 2023 and 2024, respectively)	9,492,629		1,300,485		6,328,516
Amounts due to related parties (including amounts of the consolidated VIEs without recourse to the primary beneficiaries of RMB905 and RMB322 as of December 31, 2023 and 2024, respectively)	¥ 391,446		$ 53,628		¥ 430,350
Other Liability, Current, Related Party [Extensible Enumeration]	Related Party		Related Party		Related Party
Employee compensation and welfare payable (including amounts of the consolidated VIEs without recourse to the primary beneficiaries of RMB371,917 and RMB374,213 as of December 31, 2023 and 2024, respectively)	¥ 8,414,472		$ 1,152,778		¥ 8,145,779
Customer deposits payable (including amounts of the consolidated VIEs without recourse to the primary beneficiaries of RMB2,540,511 and RMB4,141,792 as of December 31, 2023 and 2024, respectively)	6,078,623		832,768		3,900,564
Income taxes payable (including amounts of the consolidated VIEs without recourse to the primary beneficiaries of RMB35,274 and RMB35,277 as of December 31, 2023 and 2024, respectively)	1,028,735		140,936		698,568
Short-term borrowings (including amounts of the consolidated VIEs without recourse to the primary beneficiaries of nil as of both December 31, 2023 and 2024)	288,280		39,494		290,450
Lease liabilities current portion (including amounts of the consolidated VIEs without recourse to the primary beneficiaries of RMB383 and RMB369 as of December 31, 2023 and 2024, respectively)	13,729,701		1,880,961		9,368,607
Contract liabilities and deferred revenue (including amounts of the consolidated VIEs without recourse to the primary beneficiaries of RMB4,291 and RMB2,785 as of December 31, 2023 and 2024, respectively)	6,051,867		829,102		4,665,201
Accrued expenses and other current liabilities (including amounts of the consolidated VIEs without recourse to the primary beneficiaries of RMB153,102 and RMB210,085 as of December 31, 2023 and 2024, respectively)	7,268,505		995,782		5,695,948
Total current liabilities	52,744,258		7,225,934		39,523,983
Non-current liabilities
Deferred tax liabilities (including amounts of the consolidated VIEs without recourse to the primary beneficiaries of RMB3,788 and RMB2,374 as of December 31, 2023 and 2024, respectively)	317,697		43,524		279,341
Lease liabilities non-current portion (including amounts of the consolidated VIEs without recourse to the primary beneficiaries of nil and RMB452 as of December 31, 2023 and 2024, respectively)	8,636,770		1,183,233		8,327,113
Other non-current liabilities	2,563		352		389
Total non-current liabilities	8,957,030		1,227,109		8,606,843
TOTAL LIABILITIES	61,701,288		8,453,043		48,130,826
Commitments and contingencies
KE Holdings Inc. shareholders' equity:
Ordinary shares	461	[1]	63	[1]	475	[1]
Treasury shares	(949,410)		(130,069)		(866,198)
Additional paid-in capital	72,460,562		9,927,056		77,583,054
Statutory reserves	926,972		126,995		811,107
Accumulated other comprehensive income	609,112		83,448		244,302
Accumulated deficit	(1,723,881)		(236,171)		(5,672,916)
Total shareholders' equity	71,323,816		9,771,322		72,099,824
Non-controlling interests	124,179		17,012		101,281
TOTAL SHAREHOLDERS' EQUITY	71,447,995		9,788,334		72,201,105
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	¥ 133,149,283		$ 18,241,377		¥ 120,331,931

[1]	Excluding the Class A ordinary shares registered in the name of the depositary bank for future issuance of ADSs upon the exercise or vesting of awards granted under our share incentive plans and the Class A ordinary shares repurchased but not cancelled in the form of ADSs.